Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 5,005	$ 7,307
Trade and other receivables	1,994	1,261
Inventories (note 4)	1,099	1,307
Prepaid expenses and other assets (note 5)	1,259	1,588
Assets held for sale	36	37
Total current assets	9,393	11,500
Non-current assets
Restricted cash and cash equivalents	71	125
Deposits	131
Property and equipment (note 6)	9,244	9,806
Intangible assets	2
Total non-current assets	9,448	9,931
Total assets	18,841	21,431
Current liabilities
Accounts payable and accrued liabilities (note 7)	926	1,883
Provisions		269
Income taxes payable	4	122
Current portion of lease liabilities	186	215
Warrant liability (note 9)	569	1,124
Total current liabilities	1,685	3,613
Non-current liabilities
Deferred revenues (note 3)		1,058
Lease liabilities	1,837	1,934
Employee future benefits (note 8)		10,984
Total non-current liabilities	1,837	13,976
Total liabilities	3,522	17,589
Shareholders’ equity
Share capital (note 10)	22,625	22,624
Contributed surplus	4,171	4,170
Retained earnings (accumulated deficit)	(9,751)	(20,508)
Accumulated other comprehensive loss	(1,726)	(2,444)
Total shareholders’ equity	15,319	3,842
Total liabilities and shareholders’ equity	$ 18,841	$ 21,431